BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
STOCKHOLDERS' EQUITY
Common stock; par value	$ 0.001	$ 0.001	$ 0.001
Common stock; shares authorized	75,000,000	75,000,000	75,000,000
Common stock; shares issued	5,080,000	5,080,000	4,000,000
Common stock; shares outstanding	5,080,000	5,080,000	4,000,000